Stock-Based Compensation - Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding and exercisable	$ 1,473	$ 1,788	$ 2,697
Exercised	$ 1,402	$ 928	$ 1,949